Taxes (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Current tax (credit) expenses	$ (8,840)	$ 11,119
Deferred tax	0	0
Total income tax (credit) provision	$ (8,840)	$ 11,119